Subsequent Event	9 Months Ended
Aug. 31, 2019
Subsequent Events [Abstract]
Subsequent Event

NOTE F – SUBSEQUENT EVENT

The Company evaluated all events or transactions that occurred after August 31, 2019 through January 25, 2021. The Company determined that it does not have any subsequent event requiring recording or disclosure in the financial statements for the period ended August 31, 2019.